SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate				7.7833	7.7833
Deposits					$ 800,000
Cash and cash equivalents					4,768,673		$ 4,447,721
Allowance for credit losses				$ 3	24,000	$ 3	24,000
Deferred IPO costs							5,302,000
Intangible assets, net useful lives				5 years	5 years
Impairment of long-lived assets	$ 0	$ 0
Deferred government subsidies				$ 87	$ 677,000		677,000
Government grants							103,000
Mandatory Provident Fund [Member]
Property, Plant and Equipment [Line Items]
Regular contributions percentage	5.00%
Employee contributions amount	$ 1,500
Mandatory provident fund expense	$ 166,000	$ 169,000	180,000
Plutus and Guardians Capital Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				100.00%	100.00%
Plutus and Guardians Capital Limited [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				20.00%	20.00%
Plutus and Guardians Capital Limited [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				50.00%	50.00%
Clearing Organization [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable net					$ 0		0
Allowance for credit losses
Customers and broker dealers [Member]
Property, Plant and Equipment [Line Items]
Allowance for credit losses					24,000		24,000
Loans [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable net			$ 0		0		0
Allowance for credit losses					$ 6,033,000		$ 9,517,000